Movement of Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, Current, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts, Current
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 543	$ 7,796	$ 9,394
Charge to expenses	426	37	582
Reversal	(362)	(356)	(2,188)
Written-off		(6,949)
Exchange difference	(8)	15	8
Balance at end of the year	$ 599	$ 543	$ 7,796